KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communications - 4.7%
Entertainment Content - 1.3%
Walt Disney Company (The) (a)	840	$ 124,707

Internet Media & Services - 1.8%
Alphabet, Inc. - Class A (a)	64	172,873

Telecommunications - 1.6%
Iridium Communications, Inc. (a)	4,031	159,587

Consumer Discretionary - 8.9%
Apparel & Textile Products - 1.5%
Levi Strauss & Company - Class A	6,725	152,321

Automotive - 3.5%
Cie Generale des Etablissements Michelin - ADR	2,030	55,744
Lightning eMotors, Inc. (a)	32,591	173,710
Proterra, Inc. (a)	11,975	108,254
		337,708
Home & Office Products - 1.7%
Panasonic Corporation - ADR	15,605	164,009

Leisure Facilities & Services - 1.5%
Cheesecake Factory, Inc. (The) (a)	3,360	143,774

Retail - Discretionary - 0.7%
Williams-Sonoma, Inc.	510	73,879

Consumer Staples - 7.6%
Food - 3.7%
Hershey Company (The)	925	187,090
McCormick & Company, Inc.	1,835	174,637
		361,727
Household Products - 1.8%
Procter & Gamble Company (The)	1,150	179,274

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Consumer Staples - 7.6% (Continued)
Retail - Consumer Staples - 2.1%
Sprouts Farmers Market, Inc. (a)	4,585	$ 130,581
Target Corporation	350	69,919
		200,500
Energy - 10.9%
Renewable Energy - 10.9%
Array Technologies, Inc. (a)	5,635	63,338
Enphase Energy, Inc. (a)	1,810	301,727
First Solar, Inc. (a)	3,065	230,764
Plug Power, Inc. (a)	5,845	147,820
Shoals Technologies Group, Inc. - Class A (a)	4,575	72,331
SolarEdge Technologies, Inc. (a)	570	182,069
Stem, Inc. (a)	7,050	67,116
		1,065,165
Financials - 9.9%
Banking - 5.7%
Bank of Montreal	1,330	151,487
BNP Paribas S.A. - ADR	5,967	173,043
Citigroup, Inc.	1,475	87,364
ING Groep N.V. - ADR	12,653	147,281
		559,175
Institutional Financial Services - 3.3%
Credit Suisse Group AG - ADR (a)	19,150	158,562
Goldman Sachs Group, Inc. (The)	480	163,819
		322,381
Insurance - 0.9%
AXA S.A. - ADR	3,125	84,125

Health Care - 8.2%
Biotech & Pharma - 8.2%
AbbVie, Inc.	490	72,407
AstraZeneca plc - ADR	2,395	145,808
Merck & Company, Inc.	1,400	107,212
Novo Nordisk A/S - ADR	1,015	104,494
Pfizer, Inc.	2,170	101,860
Roche Holding AG - ADR	2,044	96,538

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Health Care - 8.2% (Continued)
Biotech & Pharma - 8.2% (Continued)
Sanofi - ADR	3,190	$ 167,316
		795,635
Industrials - 16.7%
Commercial Support Services - 2.1%
Schnitzer Steel Industries, Inc. - Class A	2,475	120,409
Waste Management, Inc.	597	86,207
		206,616
Electrical Equipment - 3.0%
ChargePoint Holdings, Inc. (a)	11,285	163,858
Nuvve Holding Corporation (a)	4,400	32,648
Trimble, Inc. (a)	1,340	93,465
		289,971
Engineering & Construction - 2.1%
NV5 Global, Inc. (a)	765	82,046
Stantec, Inc.	2,525	125,442
		207,488
Machinery - 4.8%
AGCO Corporation	785	94,325
CNH Industrial N.V.	9,005	129,042
Deere & Company	250	90,005
GrafTech International Ltd.	14,825	149,436
		462,808
Transportation & Logistics - 3.9%
A.P. Moller-Maersk A/S - B Shares - ADR	5,620	89,190
Deutsche Post AG - ADR	2,416	120,534
Kuehne & Nagel International AG - ADR	1,410	76,591
ZIM Integrated Shipping Services Ltd.	1,375	95,961
		382,276
Transportation Equipment - 0.8%
Iveco Group N.V. (a)	2,501	20,914
Lion Electric Company (The) (a)	7,203	57,984
		78,898
Materials - 16.7%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	562	132,801

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Materials - 16.7% (Continued)
Chemicals - 2.3% (Continued)
Koninklijke DSM N.V. - ADR	2,045	$ 94,949
		227,750
Construction Materials - 4.0%
CRH plc - ADR	2,140	96,064
Holcim Ltd. - ADR (a)	14,852	147,042
Owens Corning	1,535	143,047
		386,153
Forestry, Paper & Wood Products - 1.0%
Trex Company, Inc. (a)	1,084	99,555

Metals & Mining - 7.9%
Fortescue Metals Group Ltd. - ADR	4,440	117,571
Freeport-McMoRan, Inc.	3,396	159,442
Livent Corporation (a)	8,165	192,286
MP Materials Corporation (a)	3,930	179,287
Newmont Corporation	1,887	124,919
		773,505
Steel - 1.5%
Commercial Metals Company	3,715	143,213

Real Estate - 5.3%
REITs - 5.3%
Gladstone Land Corporation	3,475	103,868
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,435	115,273
Prologis, Inc.	955	139,286
Weyerhaeuser Company	4,075	158,436
		516,863
Technology - 8.1%
Semiconductors - 4.3%
Intel Corporation	2,010	95,877
NVIDIA Corporation	815	198,738
Semtech Corporation (a)	1,840	127,659
		422,274

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Technology - 8.1% (Continued)
Software - 3.3%
Microsoft Corporation	670	$ 200,189
Synopsys, Inc. (a)	375	117,146
		317,335
Technology Hardware - 0.5%
Sony Group Corporation - ADR	435	44,601

Utilities - 1.2%
Electric & Gas Marketing & Trading - 1.2%
Orsted A/S - ADR	2,600	112,736

Total Common Stocks (Cost $8,721,522)		$ 9,568,882

MONEY MARKET FUNDS - 1.7%	Shares	Value
First American Government Obligations Fund - Class X, 0.03% (b) (Cost $162,481)	162,481	$ 162,481

Investments at Value - 99.9% (Cost $8,884,003)		$ 9,731,363

Other Assets in Excess of Liabilities - 0.1%		7,794

Net Assets - 100.0%		$ 9,739,157

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2022.